INVENTORY	12 Months Ended
Dec. 31, 2022
INVENTORY
INVENTORY

11.INVENTORY

	December 31,	December 31,
	2022	2021
Current
Stockpiled ore	$1,869	$2,458
In-process inventory	15,961	6,513
Finished goods inventory	1,406	—
Materials and supplies	3,210	686
Inventory – current	$22,446	$9,657

Long term
Stockpiled ore	$4,096	$1,299

Long term inventory consists of stockpiled ore that is not expected to be processed within 12 months.

Included within inventory at December 31, 2022 is $6,341,000 of depreciation of property, plant, and equipment (December 31, 2021 — $nil).

There were no write downs to reduce the carrying value of inventories to net realizable value during the years ended December 31, 2022 and 2021.